Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

9. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Salary and welfare payable	1,719	2,349
Value-added tax payable	333	139
Rental payable	328	826
Others	348	452
	2,728	3,766